Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use assets:

£'000
Cost
At January 1, 2020	1,114
Additions	3,245
At December 31, 2021	4,359
Additions	2,035
Acquired on acquisition	235
Foreign currency translation	(4)
At December 31, 2021	6,625

Accumulated Depreciation
At January 1, 2020	185
Depreciation charge	439
At December 31, 2021	624
Depreciation charge	848
Foreign currency translation	(1)
Carrying value	1,471
At December 31, 2021	5,154
At December 31, 2020	3,735

Disclosure of maturity analysis of operating lease payments

	December 31,
	2021	2020
	£’000	£’000
Current	1,075	677
Non-current	3,804	2,761
	4,879	3,438

Disclosure of additional information about leasing activities for lessee
In respect of the Group’s leasing activities the following amounts were recognised:

	December 31,
	2021	2020
	£’000	£’000
Recognised within general administrative expenses
Depreciation charge for the right-of-use assets	848	439
Expenses relating to short-term leases	93	11
Recognised within finance expenses
Interest expense on lease liabilities	149	86